Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

28.      Subsequent Events:

Delivery of vessel: On March 23, 2016, the Company took delivery of Umnenga, a 66,895 dwt double hull bunkering tanker built in 1993 to deploy in its service station in South Africa. The vessel was purchased from a third-party seller for $8,625. The purchase was financed by a new credit facility of $13,000, with the remainder of proceeds used to repay the 2008 overdraft facility of $7,000.

Sale of vessel: On April 14, 2016, the Company signed a Memorandum of Agreement to sell its vessel Aegean Champion, a 23,400 dwt double hull bunkering tanker built in 1991, to a third-party purchaser, for a purchase price of $5,700, resulting in a total loss of approximately $1,500.  We expect to deliver the vessel to its new owner on May 9, 2016.